Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	December 31,
	2011	2012
Other taxes payable	$3,817,175	$2,589,631
Accrued employee payroll and welfare	3,800,748	3,048,385
Other payable	7,365,382	6,387,108
Accrued expenses	1,385,094	1,332,397
Advances from customers	2,541,779	214,133

	$18,910,178	$13,571,654